Employee benefit obligations - Present Value Defined Benefit Obligation (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	SFr 2.2	SFr 6.3
Actuarial (losses)/gains from
Employee benefit obligations at December 31	8.6	2.2
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Employee benefit obligations at January 1	35.3	23.7
Current service cost	5.3	3.8
Contributions by the employees	4.3	3.1
Interest expenses	0.5	0.5
Benefits paid	2.8	0.8
Actuarial (losses)/gains from
changes in financial assumptions	2.5	3.6
changes in experience adjustments	2.1	(0.2)
Employee benefit obligations at December 31	SFr 52.9	SFr 35.3